Transactions with Related Parties (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 31, 2012 Shopping_centers	Mar. 31, 2011 Store	Sep. 30, 2012 Shopping_centers	Sep. 30, 2011 Store	Dec. 31, 2011 Shopping_centers	Dec. 31, 2011 DDR Joint Venture [Member]	Dec. 31, 2011 ECE Joint Venture [Member]	May 31, 2009 Otto Family [Member]	Dec. 31, 2010 Otto Family [Member]	Dec. 31, 2009 Otto Family [Member]	Apr. 30, 2009 Otto Family [Member]	Sep. 30, 2010 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member] Store	Dec. 31, 2011 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member]	Dec. 31, 2010 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member]	Dec. 31, 2009 Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Amount of mezzanine loan collateralized by equity interests												$ 31.7
Number of shopping centers	46	2	5	3	6							6
Related transactions, interest rate								9.00%					10.00%
Related party transaction maturity												2017
Interest income													3.2	0.9
Joint Venture Ownership Percentage						75.00%	25.00%
Secured bridge loan											60
Collateralized loan obtained								60
Prepayment penalty charges									0.9
General and administrative rental expense															0.5
Interest paid for loan									$ 1.9	$ 3.9